Commitments, Contingencies, and Concentration Risk - Contingencies - Robots Purchase Agreement (Details)			6 Months Ended
	May 15, 2023 USD ($) item	May 12, 2023 USD ($) item	Jun. 30, 2024 USD ($) item	Mar. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)
Commitments, Contingencies, and Concentration Risk
Aggregate principal amount | $				$ 224,000
Loan payable, related party, net of discount | $			$ 471,651		$ 323,000
Accredited Investor
Commitments, Contingencies, and Concentration Risk
Percentage of monthly revenue generated from telepresence robots, considered for payment			80.00%
Loan payable, related party, net of discount | $			$ 141,651
Number Of Deployed Telepresence Robots Rights Held | item			8
Accredited Investor | IDoc Virtual Telehealth Solutions, Inc
Commitments, Contingencies, and Concentration Risk
Percentage of monthly revenue generated from telepresence robots, considered for payment	80.00%
Total number of deployed telepresence robots | item	12
Aggregate principal amount | $	$ 200,000		$ 200,000
Telepresence robots deployed | item	8
Purchase Agreement for Telepresence Robots
Commitments, Contingencies, and Concentration Risk
Total purchase commitment | $			$ 711,900
Amount paid by investor | $		$ 352,000
Percentage of monthly revenue generated from telepresence robots, considered for payment		80.00%
Total number of deployed telepresence robots | item		11
Number of robots purchased | item			20
Unpaid commitment amount | $			$ 179,900		$ 179,900
Number of robots for which lifetime use payments is to be made | item			125
Telepresence robots deployed | item			8